Share-Based Compensation - Additional Information (Detail) $ / shares in Units, ¥ in Thousands, $ in Thousands	1 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2019 CNY (¥)	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) shares	Jul. 31, 2020 shares	Dec. 31, 2019 USD ($)	Apr. 15, 2019 shares	Dec. 31, 2018 USD ($)
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation by share based payment arrangement exercise price per share of stock options granted during the period | $ / shares				$ 1.65		$ 1.06		$ 0.30
Share based compensation by share based payment arrangement number of options granted during the period			5,198,298	5,198,298	941,814	941,814	1,375,500	1,375,500
Share based compensation by share based payment arrangement unrecognised compensation related to unvested stock options	¥ 16,017	¥ 2,756	¥ 16,017		¥ 2,756		¥ 2,375		$ 2,287		$ 401		$ 350
Share based compensation by share based payment arrangement unrecognised compensation weighted average period of recognition			3 years 2 months 4 days	3 years 2 months 4 days	2 years 10 months 6 days	2 years 10 months 6 days	3 years 5 months 19 days	3 years 5 months 19 days
Share-based Compensation Arrangement by Share-based Payment Award, Percentage of Outstanding Stock Maximum	3.00%
Share Based Compensation By Share Based Payment Arrangement Additional Number Of Shares Available For Issuance As Percentage Of Outstanding Stock Maximum	1.00%		1.00%						1.00%
Post Completion Of IPO [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Allocated share based compensation expense			¥ 8,315	$ 1,195	¥ 2,579	$ 380	¥ 657	$ 98
Restated And Amended Employee Stock Option Plan Two Thousand And Nineteen [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Common stock shares reserved for future issuance												4,388,060
Share based compensation by share based payment arrangement exercise price per share of stock options granted during the period | $ / shares				$ 1.65		$ 1.06		$ 0.30
Share based compensation by share based payment arrangement number of options granted during the period			5,198,298	5,198,298	941,814	941,814	1,375,500	1,375,500
Restated And Amended Employee Stock Option Plan Two Thousand And Nineteen [Member] | Maximum [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation by share based payment arrangement expiration term		10 years
Second Amended and Restated Employee Stock Option Plan [Member] | Maximum [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized										7,388,060
Third Amended And Restated Employee Stock Option Plan [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Common stock shares reserved for future issuance	10,216,234		10,216,234						10,216,234